Intangible assets	12 Months Ended
Dec. 31, 2019
Intangible assets
Intangible assets

13. Intangible assets

	In process technology	Software & databases	Brands, licenses, patents & know-how	Contract costs	Total
	(Euro, in thousands)
Acquisition value
On January 1 , 2017	€5,561	€7,185	€1,523	€—	€14,269
Additions	1,500	623	2		2,125
Sales and disposals		(100)			(100)
Translation differences		(212)			(212)
On December 31, 2017	7,061	7,496	1,525	—	16,082
Additions		1,561	1,763		3,325
Sales and disposals	(7,061)	(20)	(569)		(7,650)
Translation differences		74			74
On December 31, 2018	—	9,111	2,719	—	11,832
Additions		5,463	2,453	15,384	23,300
Sales and disposals		(64)			(64)
Translation differences		31			31
On December 31, 2019	—	14,541	5,172	15,384	35,099

Amortization and impairment
On January 1 , 2017	5,561	6,182	1,501	—	13,246
Amortization		644	8		652
Sales and disposals		(99)			(99)
Translation differences		(212)			(212)
On December 31, 2017	5,561	6,514	1,509	—	13,587
Amortization	417	681	9		1,107
Impairment	1,083				1,083
Sales and disposals	(7,061)	(20)	(569)		(7,650)
Translation differences		74			74
On December 31, 2018	—	7,250	949	—	8,200
Amortization		816	678	512	2,006
Sales and disposals		(63)			(63)
Translation differences		31			31
On December 31, 2019	—	8,034	1,626	512	10,173

Carrying amount
On December 31, 2017	€1,500	€982	€16	€—	€2,495
On December 31, 2018	€—	€1,862	€1,771	€—	€3,632
On December 31, 2019	€—	€6,507	€3,546	€14,872	€24,927

On December 31, 2019, our balance sheet did not hold any internally generated assets capitalized as intangible asset.